Mandatorily redeemable Series C preferred shares (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of Dividend and Redemption Payments

Estimated dividend payments due in the next five years and dividend and redemption payments thereafter are:
2016	$979
2017	908
2018	1,068
2019	1,282
2020	1,344
Thereafter to 2031	18,516
Redemption amount	5,340
29,437
Less amounts representing interest	(10,910)
18,527
Less current portion	(979)
$17,548